OTHER RECEIVABLES (Tables)	6 Months Ended
Jun. 30, 2023
Other Receivables
SCHEDULE OF RECEIVABLES AND OTHER CURRENT ASSETS

A summary of the other receivables as at June 30, 2023 and December 31, 2022 is detailed in the table below:

	June 30, 2023	December 31, 2022

HST paid on purchases	528,766	445,128
VAT paid on purchases	313,120	359,502
	841,886	804,630